IMPAIRMENT OF VESSELS (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) vessel shares	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel shares	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment				$ 1,080	$ 1,066	$ 985
Golden Lydernhorn [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment						$ 1,000
Panamax Vessel [Member]
Property, Plant and Equipment [Line Items]
Cash consideration		$ 14,700
Impairment losses on vessels and equipment			$ 1,100
Supramax Vessels [Member]
Property, Plant and Equipment [Line Items]
Cash consideration	$ 135,100				135,100
Impairment losses on vessels and equipment	$ 1,100				$ 1,100
Number of vessels sold | vessel	6				6
Total consideration	$ 142,500				$ 142,500
Consideration shares received (in shares) | shares	910,802				910,802